International Theme Parks (Tables)	3 Months Ended	12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018
Consolidating Balance Sheets
Impact of Consolidating Financial Statements of International Theme Parks
The following table summarizes the carrying amounts of the International Theme Parks’ assets and liabilities included in the Company’s Condensed Consolidated Balance Sheets as of December 29, 2018 and September 29, 2018:

	December 29, 2018	September 29, 2018
Cash and cash equivalents	$737	$834
Other current assets	364	400
Total current assets	1,101	1,234
Parks, resorts and other property	8,947	8,973
Other assets	107	103
Total assets (1)	$10,155	$10,310

Current liabilities	$769	$921
Long-term borrowings	1,121	1,106
Other long-term liabilities	348	382
Total liabilities (1)	$2,238	$2,409

(1)
Total assets of the Asia Theme Parks were $8 billion at both December 29, 2018 and September 29, 2018 including parks, resorts and other property of $7 billion. Total liabilities of the Asia Theme Parks were $2 billion at both December 29, 2018 and September 29, 2018.
The following table summarizes the carrying amounts of the International Theme Parks’ assets and liabilities included in the Company’s consolidated balance sheets as of September 29, 2018 and September 30, 2017:

	2018	2017
Cash and cash equivalents	$834	$843
Other current assets	400	376
Total current assets	1,234	1,219
Parks, resorts and other property	8,973	9,403
Other assets	103	111
Total assets (1)	$10,310	$10,733

Current liabilities	$921	$1,163
Borrowings - long-term	1,106	1,145
Other long-term liabilities	382	371
Total liabilities (1)	$2,409	$2,679

(1)
The total assets of the Asia Theme Parks were $8 billion at both September 29, 2018 and September 30, 2017 including parks, resorts and other property of $7 billion. The total liabilities of the Asia Theme Parks were $2 billion at both September 29, 2018 and September 30, 2017.

Consolidating Income Statements
Impact of Consolidating Financial Statements of International Theme Parks
The following table summarizes the International Theme Parks’ revenues and costs and expenses included in the Company’s Condensed Consolidated Statement of Income for the quarter ended December 29, 2018:

December 29, 2018
Revenues	$910
Costs and expenses	(891)
Equity in the loss of investees	(12)

The following table summarizes the International Theme Parks’ revenues and costs and expenses included in the Company’s consolidated statement of income for fiscal 2018:

Revenues	$3,834
Costs and expenses	(3,649)
Equity in the loss of investees	(76)